Summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Potentially Dilutive Securities Excluded from Computation of Diluted Weighted Average Shares Outstanding

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as of September 30, 2014 and 2015 as they would be anti-dilutive:

	September 30,
	2014	2015
Convertible preferred shares	10,037,255	—
Unvested restricted common shares	537,341	391,607
Options issued and outstanding	1,732,995	3,257,701

The following potentially dilutive securities have been excluded from the computations of diluted weighted average units/shares outstanding as of December 31, 2013 and 2014 as they would be anti-dilutive:

	December 31, 2013	December 31, 2014
Convertible preferred units	5,000,000	—
Unvested restricted common units	5,370,000	—
Convertible preferred stock	—	50,186,334
Unvested restricted common shares	—	578,994
Options issued and outstanding	—	2,264,497

Summary of Calculation of Unaudited Proforma Basic and Diluted Net Loss per Common Share

The following table summarizes the calculation of unaudited pro forma basic and diluted net loss per common share:

Year ended December 31, 2014

Numerator:
Net loss applicable to common stockholders	$(25,032,151)
Effect of pro form adjustments:
Preferred stock dividends	707,342

Pro forma net loss	$(24,324,809)

Denominator:
Weighted average common shares outstanding	5,397,599
Conversion of convertible preferred stock	6,496,631

Shares used in computing unaudited pro forma weighted average basic and diluted common shares outstanding	11,894,230

Unaudited pro forma basic and diluted net loss per common share	$(2.05)